Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2024	December 31, 2025

Accrued payroll expenses	491,971	184,728
Accrued interest expense	786,554	1,683,243
Accrued general and administrative expenses	96,957	177,686
Accrued commissions	165,464	142,726
Accrued liability for emission allowances	2,288,582	6,685,311
Other accrued expenses	652,754	161,758
Total	4,482,282	9,035,452